FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

                           Check here if Amendment [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                    Name: Somerville Trading Enterprises, LLC

           Address: Post Office Plaza, Suite 504, 50 Division Street
                    Somerville, New Jersey 08876
          ------------------------------------------------------------

                         Form 13F File Number: 028-10365
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Alex Hanson
         -----------------------

Title:   Vice President
         -----------------------

Phone:   (908) 526-5738
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alex Hanson                     Somerville, New Jersey     February 8, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


SOMERVILLE TRADING ENTERPRISES, LLC NO LONGER MEETS THE DEFINITION OF AN INSTITUTIONAL INVESTMENT MANAGER AND ACCORDINGLY, IS NO LONGER REQUIRED TO FILE A FORM 13F.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)